Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement
Treasury stock shares	645,300	568,300
Multiple Voting Shares
Statement
Par value per share	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Number of shares issued	3,696,486	3,696,486
Number of shares outstanding	3,696,486	3,696,486
Subordinate Voting Shares
Statement
Par value per share	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Number of shares issued	60,909,492	56,337,175
Number of shares outstanding	60,909,492	56,337,175
Exchangeable Shares
Statement
Par value per share	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Number of shares issued	6,044,339	7,368,285
Number of shares outstanding	6,044,339	7,368,285